Related party transactions	12 Months Ended
Dec. 31, 2011
Amounts Due To Directors and Related Party Transactions [Abstract]
Related party transactions
25.	Related party transactions

Apart from the transactions as disclosed elsewhere in these consolidated financial statements, the Company has entered into the following transactions with its related parties:

Sales to related companies of which certain of the Company’s directors had controlling interests.

Name of related companies	Year ended December 31,
	2011	2010

Liucheng Medicine Company	$48,483	$325,881
Guangxi Tianhu Medicine Limited	$642,526	$9,632
Wuxuan Baicaotang Medicine Limited	$4,836	$29,618
Guangxi Liuzhou Baicaotang Medicine Limited, Guigang Branch	$1,065,208	$3,311,379